INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 KRW (₩) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 KRW (₩)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Apr. 30, 2018	Mar. 31, 2017 USD ($)
Investments in and Advances to Affiliates [Line Items]
Investments	$ 2,130		$ 2,130		$ 255
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	20.00%		20.00%				20.00%
Maturity term of guaranty		3 years
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	50.00%		50.00%				50.00%
Maturity term of guaranty		5 years
White Line B.V [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest					10.00%				10.00%
Investments		$ 1,500			$ 3,500						$ 2,000
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments	$ 330		$ 330
Profit from investment			91		124
Outstanding balance of loan	0		$ 0		$ 180
Interest rate					1.30%	1.30%
Freezone I-SEC Korea Inc. [Member] | Korea (South), Won
Investments in and Advances to Affiliates [Line Items]
Investments | ₩							₩ 381,332
Profit from investment | ₩				₩ 105,092		₩ 133,550
Loan from partners | ₩									₩ 200,000
Outstanding balance of loan | ₩							₩ 0		₩ 200,000
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares	22
Price paid for debt	$ 1,728
Ownership interest	23.30%		23.30%				23.30%
Investments	$ 1,750		$ 1,750
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	0.60%		0.60%				0.60%
Investments								$ 50
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying value	$ 0		$ 0		$ 0
Market value	$ 10		$ 10		$ 119
Ownership interest	3.80%		3.80%				3.80%
Entity Owned [Member] | Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest										50.00%
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock owned | shares			198,311	198,311